Securities - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized		$ 33	$ 30
Provision (recovery) of credit losses	[1]	(313)	(919)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities		8		$ 7
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities		2		2
Provision (recovery) of credit losses		0	0
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities		6		$ 5
Provision (recovery) of credit losses		1	0
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities		4	5
Gain (loss) on sale of equity securities measured at fair value		0	0
Dividend Income recognized		$ 0	$ 0

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.